Quarterly Holdings Report
for
Fidelity® Intermediate Government Income Fund
November 30, 2025
SLM-NPRT1-0126
1.809098.121
Collateralized Mortgage Obligations - 3.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.3%
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	1,201,062	1,110,476
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	102,557	87,175
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	108,989	92,642
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	89,853	80,748
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	142,718	128,137
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	142,286	133,543
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	528,616	509,793
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,099,114	995,494
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	103,436	92,873
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	209,710	183,855
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	201,249	188,932
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 11/25/2053 (b)(c)	729,023	736,349
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 6/25/2054 (b)(c)	593,475	596,130
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 9/25/2054 (b)(c)	326,767	327,749
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 2/25/2055 (b)(c)	460,928	464,000
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 9/25/2054 (b)(c)	484,338	486,894
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (b)(c)	303,361	303,864
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	81,762	73,181
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	182,190	167,356
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	417,163	352,072
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	519,037	461,348
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	102,105	93,583
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	108,060	96,833
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	106,918	97,933
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	121,009	107,058
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	81,091	74,337
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	364,495	335,504
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	597,120	587,504
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	226,638	217,821
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	296,506	283,220
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	344,160	335,522
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.1218% 8/25/2053 (b)(c)	1,404,775	1,405,967
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 6/25/2054 (b)(c)	1,017,935	1,023,394
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 11/25/2054 (b)(c)	503,294	504,350
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (b)(c)	811,511	814,472
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (b)(c)	248,162	247,965
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.3218% 10/25/2054 (b)(c)	499,554	501,559
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (b)(c)	455,695	456,465
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.1218% 4/25/2055 (b)(c)	1,258,975	1,257,306
TOTAL UNITED STATES		16,013,404
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,757,866)		16,013,404

Commercial Mortgage Securities - 9.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 9.5%
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	392,251	391,144
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	2,056,067	2,045,566
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	1,766,744	1,753,492
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	1,830,999	1,814,683
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	2,500,000	2,474,679
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (c)	497,823	494,150
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	4,100,000	4,071,924
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	12,890,799	12,781,249
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	500,000	497,196
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	2,200,000	2,181,367
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	257,802	256,855
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	843,371	838,029
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	885,297	876,304
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K737 Class A2, 2.525% 10/25/2026	8,200,000	8,104,310
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	5,982,818	5,758,024
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.7519% 4/25/2029 (b)(c)	2,297,497	2,301,075
TOTAL UNITED STATES		46,640,047
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $46,462,023)		46,640,047

U.S. Government Agency - Mortgage Securities - 7.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 7.1%
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	327,768	287,516
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	44,980	44,166
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	545,666	472,421
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	36,512	33,001
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	17,301	15,643
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	1,054,958	995,559
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	26,989	26,490
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	73,546	72,034
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	46,477	45,724
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	18,561	18,227
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034 (d)	53,920	52,985
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	116,955	114,550
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	376,530	351,682
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (e)	121,080	122,223
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053 (d)	90,897	93,499
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053 (d)	160,180	165,249
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	42,965	44,197
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (d)(e)	300,222	311,996
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (d)	235,430	244,590
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055 (e)	388,222	405,176
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053 (d)(e)	525,769	546,553
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055 (d)(e)	178,331	188,482
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054 (e)	119,101	123,703
Freddie Mac Gold Pool 2% 11/1/2050	51,526	42,330
Freddie Mac Gold Pool 2.5% 11/1/2041	1,164,320	1,055,805
Freddie Mac Gold Pool 2.5% 2/1/2042	217,884	197,379
Freddie Mac Gold Pool 2.5% 5/1/2041	467,143	425,727
Freddie Mac Gold Pool 3% 12/1/2030	14,244	13,978
Freddie Mac Gold Pool 3% 2/1/2033	13,067	12,832
Freddie Mac Gold Pool 3.5% 1/1/2034	183,077	180,654
Freddie Mac Gold Pool 5.5% 9/1/2052	213,831	219,351
Freddie Mac Gold Pool 6% 12/1/2052 (d)(e)	351,610	365,619
Freddie Mac Gold Pool 6.5% 10/1/2053 (e)	289,772	304,705
Freddie Mac Gold Pool 6.5% 10/1/2053 (d)	287,642	302,106
Freddie Mac Non Gold Pool 6% 9/1/2053	40,860	42,270
Freddie Mac Non Gold Pool 6.5% 1/1/2055 (e)	338,869	356,120
Ginnie Mae I Pool 2.5% 12/20/2051	453,156	390,271
Ginnie Mae I Pool 2.5% 8/20/2051	385,424	332,179
Ginnie Mae I Pool 2.5% 9/20/2051	340,788	293,496
Ginnie Mae II Pool 2% 1/20/2051	550,792	459,345
Ginnie Mae II Pool 2% 3/20/2052	115,891	96,650
Ginnie Mae II Pool 2% 9/20/2050	94,685	79,112
Ginnie Mae II Pool 5% 1/1/2056 (f)	1,550,000	1,546,609
Ginnie Mae II Pool 5% 12/1/2055 (f)	3,100,000	3,096,609
Ginnie Mae II Pool 5.5% 12/20/2054	179,546	181,542
Ginnie Mae II Pool 6% 1/1/2056 (f)	4,475,000	4,561,528
Ginnie Mae II Pool 6% 12/1/2055 (f)	10,200,000	10,393,641
Ginnie Mae II Pool 6% 2/1/2056 (f)	2,775,000	2,826,706
Uniform Mortgage Backed Securities 6% 12/1/2055 (f)	1,950,000	1,996,770
TOTAL UNITED STATES		34,549,000
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $34,322,270)		34,549,000

U.S. Treasury Obligations - 82.6%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.71 to 4.83	3,560,000	3,561,391
US Treasury Bonds 5% 5/15/2045	4.55 to 4.69	1,130,000	1,184,557
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.51 to 2.61	1,255,770	1,226,386
US Treasury Notes 0.75% 8/31/2026	4.64	6,494,000	6,353,669
US Treasury Notes 1.125% 8/31/2028	1.13 to 1.14	53,595,000	50,295,558
US Treasury Notes 1.25% 12/31/2026	1.26	3,278,000	3,196,178
US Treasury Notes 1.25% 9/30/2028	1.45	580,000	545,155
US Treasury Notes 1.5% 1/31/2027	1.50 to 1.57	5,049,000	4,928,297
US Treasury Notes 1.875% 2/28/2027	1.71	5,600,000	5,484,063
US Treasury Notes 2.5% 2/28/2026	2.38 to 2.67	9,441,000	9,410,059
US Treasury Notes 2.625% 7/31/2029	2.83	410,000	397,170
US Treasury Notes 2.75% 5/31/2029	2.87	2,897,000	2,823,104
US Treasury Notes 2.75% 7/31/2027	2.68 to 2.71	2,880,000	2,843,325
US Treasury Notes 2.75% 8/15/2032	2.79 to 3.99	13,693,000	12,868,746
US Treasury Notes 2.875% 4/30/2029	2.97	600,000	587,461
US Treasury Notes 2.875% 5/15/2032	2.84 to 2.86	2,646,000	2,514,113
US Treasury Notes 3.125% 11/15/2028	2.69 to 3.01	8,510,000	8,421,908
US Treasury Notes 3.375% 5/15/2033	3.83	290,000	281,480
US Treasury Notes 3.5% 1/31/2028	3.83	1,920,000	1,920,000
US Treasury Notes 3.5% 10/15/2028	3.65	3,520,000	3,520,000
US Treasury Notes 3.5% 2/15/2033	3.91	730,000	715,657
US Treasury Notes 3.5% 9/30/2029	3.56 to 3.58	7,540,000	7,526,157
US Treasury Notes 3.625% 3/31/2030	3.40 to 3.55	4,740,000	4,748,888
US Treasury Notes 3.625% 5/15/2026	4.05 to 4.16	2,030,000	2,028,589
US Treasury Notes 3.75% 4/30/2027	3.98	3,240,000	3,247,847
US Treasury Notes 3.75% 6/30/2027	3.62	8,000,000	8,024,375
US Treasury Notes 3.75% 6/30/2030	3.86	14,430,000	14,527,515
US Treasury Notes 3.875% 1/15/2026	3.92	1,680,000	1,679,977
US Treasury Notes 3.875% 12/31/2027	3.66 to 3.95	1,800,000	1,813,493
US Treasury Notes 3.875% 3/15/2028	3.88 to 3.89	3,500,000	3,529,668
US Treasury Notes 3.875% 3/31/2027	3.89	6,410,000	6,433,286
US Treasury Notes 3.875% 5/31/2027	3.90 to 3.91	5,200,000	5,223,969
US Treasury Notes 3.875% 8/15/2033	4.58 to 4.77	1,350,000	1,352,531
US Treasury Notes 3.875% 8/15/2034	3.71 to 3.80	4,680,000	4,661,550
US Treasury Notes 4% 1/15/2027	4.14	4,740,000	4,759,997
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	700,000	712,031
US Treasury Notes 4% 10/31/2029	4.14 to 4.15	6,300,000	6,401,145
US Treasury Notes 4% 6/30/2028	3.95 to 4.04	8,620,000	8,729,434
US Treasury Notes 4% 7/31/2029	3.83	200,000	203,108
US Treasury Notes 4% 7/31/2030	4.07 to 4.18	2,560,000	2,604,200
US Treasury Notes 4.125% 10/31/2026	4.15	30,000,000	30,120,000
US Treasury Notes 4.125% 11/30/2031	4.13	3,110,000	3,179,611
US Treasury Notes 4.125% 2/15/2027	4.40 to 4.49	20,080,000	20,204,716
US Treasury Notes 4.125% 3/31/2031	4.36 to 4.71	3,670,000	3,754,869
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.09	4,000,000	4,087,031
US Treasury Notes 4.125% 5/31/2032	4.17 to 4.18	1,600,000	1,634,498
US Treasury Notes 4.125% 8/31/2030	4.19 to 4.61	3,770,000	3,855,120
US Treasury Notes 4.25% 1/15/2028	4.24 to 4.33	12,080,000	12,262,616
US Treasury Notes 4.25% 11/15/2034	4.31 to 4.78	2,016,000	2,061,203
US Treasury Notes 4.25% 12/31/2025	5.07	1,030,000	1,030,345
US Treasury Notes 4.25% 2/28/2031	4.25 to 4.36	4,250,000	4,374,014
US Treasury Notes 4.25% 3/15/2027	4.36 to 4.42	7,250,000	7,310,039
US Treasury Notes 4.25% 6/30/2029	4.11 to 4.12	3,960,000	4,054,669
US Treasury Notes 4.25% 6/30/2031	3.99 to 4.45	4,920,000	5,064,333
US Treasury Notes 4.25% 8/15/2035	4.14 to 4.23	25,670,000	26,167,356
US Treasury Notes 4.375% 11/30/2028	4.11 to 4.15	6,350,000	6,506,270
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.31	2,016,000	2,085,300
US Treasury Notes 4.375% 12/15/2026	4.18	760,000	765,789
US Treasury Notes 4.375% 5/15/2034	4.28	670,000	692,665
US Treasury Notes 4.625% 11/15/2026	4.34 to 4.68	12,958,000	13,076,343
US Treasury Notes 4.625% 3/15/2026	4.07	620,000	621,511
US Treasury Notes 4.625% 9/30/2028	4.57 to 4.76	10,550,000	10,870,621
US Treasury Notes 4.625% 9/30/2030	4.57	11,400,000	11,910,328
US Treasury Notes 4.75% 2/15/2045	4.61 to 4.99	3,940,000	4,002,178
US Treasury Notes 4.875% 10/31/2028	4.52 to 4.65	258,000	267,734
US Treasury Notes 4.875% 10/31/2030	4.31 to 4.92	12,410,000	13,110,002
TOTAL U.S. TREASURY OBLIGATIONS (Cost $404,533,309)			404,355,198

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $9,739,048)	4.02	9,737,101	9,739,049

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.146% and receive annually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	4,330,000	130,216
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	5,120,000	154,917
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.855% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/2030	2,160,000	75,609
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	3,360,000	24,695
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	2,200,000	68,691

TOTAL PUT SWAPTIONS			454,128
Call Swaptions - 0.2%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	5,120,000	192,622
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.855% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/2030	2,160,000	68,735
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	2,200,000	80,026
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	3,360,000	102,780
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.146% and pay anually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	4,330,000	168,938

TOTAL CALL SWAPTIONS			613,101
TOTAL PURCHASED SWAPTIONS (Cost $1,295,366)			1,067,229

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $512,109,882)	512,363,927
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(22,534,389)
NET ASSETS - 100.0%	489,829,538

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 12/1/2055	(3,100,000)	(3,096,609)
Ginnie Mae II Pool 6% 1/1/2056	(1,700,000)	(1,732,871)
Ginnie Mae II Pool 6% 12/1/2055	(10,200,000)	(10,393,642)
Uniform Mortgage Backed Securities 2.5% 12/1/2055	(5,100,000)	(4,340,578)
Uniform Mortgage Backed Securities 3% 12/1/2055	(6,300,000)	(5,595,680)
Uniform Mortgage Backed Securities 6% 12/1/2055	(1,950,000)	(1,996,769)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(27,156,149)

TOTAL TBA SALE COMMITMENTS (Proceeds $27,196,260)		(27,156,149)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	481	3/20/2026	54,518,344	250,303	250,303
CBOT 2Y US Treasury Notes Contracts (United States)	327	3/31/2026	68,294,461	30,271	30,271
CBOT 5Y US Treasury Notes Contracts (United States)	12	3/31/2026	1,317,094	3,450	3,450
CBOT US Treasury Long Bond Contracts (United States)	1	3/20/2026	117,469	(48)	(48)
CBOT US Treasury Ultra Bond Contracts (United States)	7	3/20/2026	847,219	2,596	2,596

TOTAL FUTURES CONTRACTS					286,572
The notional amount of futures purchased as a percentage of Net Assets is 25.5%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2027	15,158,000	42,804	0	42,804
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2028	25,239,000	105,672	0	105,672
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2029	4,020,000	22,619	0	22,619
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2045	621,000	12,532	0	12,532
TOTAL INTEREST RATE SWAPS							183,627	0	183,627

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $995,212.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,443,582.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	30,913,260	23,881,578	45,055,735	177,095	(54)	-	9,739,049	9,737,101	0.0%
Fidelity Securities Lending Cash Central Fund	-	8,021,965	8,021,965	602	-	-	-	-	0.0%
Total	30,913,260	31,903,543	53,077,700	177,697	(54)	-	9,739,049

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.